COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged

	Year ended December 31,
(in thousands of $)	2022	2021
Book value of vessels secured against long-term loans(1)	1,115,500	1,242,343
(1) This excludes the Gimi which is classified as “Assets under development” (note 18) and secured against the Gimi debt facility (note 21).